Derivative Warrant Liabilities (Details Narrative) - $ / shares	9 Months Ended
	Sep. 30, 2021	Jan. 22, 2021	Dec. 31, 2020	Oct. 15, 2020
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price	$ 11.50
Private placement warrants, description	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price
Issuance of price per share	$ 10.10		$ 10.10
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of price per share	$ 9.20
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants, outstanding	5,750,000
Public Warrant [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of price per share		$ 11.50	11.50
Private Placement Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants, outstanding	2,800,000
Issuance of price per share		$ 10.10	$ 1.00	$ 1.00